Financial instruments and risks - Summary of Loss Before Tax To Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	$ (7,628)	$ (447)	$ 64
Functional Currency
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Sensitivity analysis, change in exchange rate, percent	10.00%
Functional Currency | USD/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	$ 3,034	6,614	19,499
Functional Currency | USD/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(3,034)	(6,614)	(19,499)
Functional Currency | EUR/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	508	94	648
Functional Currency | EUR/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(508)	(94)	(648)
Functional Currency | GBP/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	23	83	18
Functional Currency | GBP/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(23)	(83)	(18)
Functional Currency | USD/EUR | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	513	503	726
Functional Currency | USD/EUR | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	$ (513)	$ (503)	$ (726)